DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 07, 2022 USD ($) $ / shares shares	Sep. 09, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($) item subsidiary installment tranche $ / shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Sep. 09, 2022 USD ($) $ / shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cash						$ 6,007,575	$ 2,880,254
Tailwind Acquisition Corp.
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item				1
Number of subsidiaries | subsidiary				1
Transaction costs				$ 18,847,894
Cash underwriting fee				6,684,314
Deferred underwriting fee payable			$ 11,697,550	11,697,550		$ 11,697,550
Other offering cost				$ 466,030
Percentage of aggregate fair market value of assets				80.00%		80.00%
Minimum ownership interest to be acquired in post-transaction company				50.00%		50.00%
Per share value of residual assets in trust account | $ / shares				$ 10		$ 10
Minimum net tangible assets upon consummation of business combination				$ 5,000,001		$ 5,000,001
Maximum percentage of shares that can be redeemed without prior consent of the Company				15.00%		15.00%
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination				100.00%		100.00%
Amount of loan to be contributed by the Lender				$ 600,000
Additional loan to be contributed by Lender if no initial business combination occurs by charter extension date				$ 150,000
Additional loan to be contributed by the Lender, number of equal installments | installment				2
Number of times Termination Date can be extended | item				2
Extension period for Termination Date				1 month
Extension of Termination Date, advance notice period prior to the applicable deadlines, until March 9, 2023				5 days
Extension of Termination Date, maximum advance notice period after the Original Termination Date				6 months
Threshold trading days to redeem the shares if no business combination occurs				10 days		10 days
Interest to pay dissolution expenses				$ 100,000		$ 100,000
Cash			2,245,798	384,522		479,694
Working capital deficit				4,278,182		3,279,558
Convertible note - related party, Outstanding balance				$ 600,000
Offering cost			$ 287,780		$ 17,000	17,000
Tailwind Acquisition Corp. | Unsecured promissory note - Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Amount of loan contributed by lender								$ 750,000
Conversion price per warrant | $ / shares				$ 1
Initial maximum borrowing capacity of the note								$ 600,000
Aggregate additional draw down amount				$ 150,000
Number of equal tranches | tranche				2
Tailwind Acquisition Corp. | Class A Common Stock Subject to Redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares redeemed | shares	30,188,729
Redemption price per share | $ / shares	$ 10.03
Aggregate Redemption Amount	$ 302,873,885
Tailwind Acquisition Corp. | IPO [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued | shares		33,421,570
Share issued price | $ / shares								$ 10
Proceeds from issuance of shares		$ 334,215,700
Transaction costs						18,847,894
Cash underwriting fee						6,684,314
Deferred underwriting fee payable						11,697,550
Other offering cost						466,030
Maturity term of U.S. government securities		185 days
Offering cost						$ 18,847,894
Tailwind Acquisition Corp. | Over-Allotment Option [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued | shares		3,421,570				3,421,570
Tailwind Acquisition Corp. | Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase the shares issued (in shares) | shares		9,700,000
Price of warrants | $ / shares		$ 1
Proceeds from issuance of warrants		$ 9,700,000